THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Communications - 22.1%
Internet Media & Services - 22.1%
Alphabet, Inc. - Class A	65,500	$18,417,945
Alphabet, Inc. - Class C	7,920	2,232,014
Expedia Group, Inc.	7,500	1,650,000
Maplebear, Inc. (a)	17,500	645,050
Meta Platforms, Inc. - Class A	40,185	26,053,945
Reddit, Inc. - Class A (a)	7,000	1,462,650
		50,461,604
Consumer Discretionary - 13.5%
E-Commerce Discretionary - 11.2%
Amazon.com, Inc. (a)	86,330	21,083,513
MercadoLibre, Inc. (a)	1,950	4,538,157
		25,621,670
Retail - Discretionary - 2.3%
Lowe's Companies, Inc.	8,500	2,024,105
Williams-Sonoma, Inc.	16,000	3,109,440
		5,133,545
Consumer Staples - 2.8%
Household Products - 0.8%
Church & Dwight Company, Inc.	22,000	1,929,180

Retail - Consumer Staples - 2.0%
Costco Wholesale Corporation	5,000	4,557,250

Financials - 5.1%
Institutional Financial Services - 3.4%
Intercontinental Exchange, Inc.	30,000	4,388,700
Nu Holdings Ltd. - Class A (a)	210,000	3,383,100
		7,771,800
Specialty Finance - 1.7%
American Express Company	11,000	3,968,030

Health Care - 7.5%
Medical Equipment & Devices - 7.5%
Intuitive Surgical, Inc. (a)	27,000	14,425,560
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THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Health Care - 7.5% (Continued)
Medical Equipment & Devices - 7.5% (Continued)
Stryker Corporation	7,500	$2,671,800
		17,097,360
Industrials - 1.9%
Commercial Support Services - 1.0%
Waste Management, Inc.	12,000	2,397,240

Transportation & Logistics - 0.9%
Norfolk Southern Corporation	7,000	1,983,660

Materials - 1.7%
Chemicals - 1.7%
Ecolab, Inc.	15,000	3,846,000

Technology - 45.1%
Semiconductors - 14.2%
NVIDIA Corporation	119,945	24,287,663
QUALCOMM, Inc.	13,700	2,478,330
Texas Instruments, Inc.	35,000	5,651,100
		32,417,093
Software - 14.7%
Adobe, Inc. (a)	12,000	4,083,720
Autodesk, Inc. (a)	11,000	3,314,740
CrowdStrike Holdings, Inc. - Class A (a)	16,000	8,688,160
Intuit, Inc.	16,800	11,214,840
Microsoft Corporation	12,000	6,213,720
		33,515,180
Technology Hardware - 8.5%
Apple, Inc.	47,473	12,835,275
Dell Technologies, Inc. - Class C	15,000	2,430,150
Motorola Solutions, Inc.	10,000	4,067,100
		19,332,525
Technology Services - 7.7%
Accenture plc - Class A	17,900	4,476,790
Automatic Data Processing, Inc.	7,000	1,822,100
Block, Inc. - Class A (a)	25,000	1,898,500
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THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Technology - 45.1% (Continued)
Technology Services - 7.7% (Continued)
Paychex, Inc.	24,000	$2,808,720
PayPal Holdings, Inc. (a)	45,000	3,117,150
Visa, Inc. - Class A	10,000	3,407,400
		17,530,660

Total Common Stocks (Cost $33,427,983)		$227,562,797

MONEY MARKET FUNDS - 0.3%	Shares	Value
First American Government Obligations Fund - Class Z, 3.99% (b) (Cost $747,727)	747,727	$747,727

Total Investments at Value - 100.0% (Cost $34,175,710) (c)		$228,310,524

Liabilities in Excess of Other Assets - (0.0%) (d)		(140,515)

Net Assets - 100.0%		$228,170,009

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of October 31, 2025.
(c)	All securities are pledged as collateral for the Fund's bank line of credit.
(d)	Percentage rounds to less than 0.1%.

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